Note 6 - Transactions with Related Parties (Details) - Fees Charged by Related Parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Central Mare [Member]
Related Party Transaction [Line Items]
Fees charged		$ 1,691	$ 873	$ 3,521
Central Shipping Monaco SAM [Member]
Related Party Transaction [Line Items]
Fees charged		2,657	1,297
Management Fee [Member] | Central Mare [Member] | Management Fees - Related Parties [Member]
Related Party Transaction [Line Items]
Fees charged			33	505
Executive Officers and Other Personnel Expenses [Member] | Central Mare [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Fees charged		1,560	840	1,760
Commissions on Sale of Vessels [Member] | Central Mare [Member] | Gain on Sale of Vessels [Member]
Related Party Transaction [Line Items]
Fees charged				260
Commissions on Charter Hire Agreements [Member] | Central Mare [Member] | Voyage Expenses [Member]
Related Party Transaction [Line Items]
Fees charged				150
Commissions on Charter Hire Agreements [Member] | Central Shipping Monaco SAM [Member] | Voyage Expenses [Member]
Related Party Transaction [Line Items]
Fees charged		161	$ 46
Termination Fees [Member] | Central Mare [Member] | Management Fees - Related Parties [Member]
Related Party Transaction [Line Items]
Fees charged				$ 846
Amortization of Awarded Shares [Member] | Central Shipping Monaco SAM [Member] | Management Fees Related Party [Member]
Related Party Transaction [Line Items]
Fees charged	[1]	131
Management Fees [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Related Party Transaction [Line Items]
Fees charged		140	$ 50
Management Fees [Member] | Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member]
Related Party Transaction [Line Items]
Fees charged		701	166
Supervision Fee [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Related Party Transaction [Line Items]
Fees charged		72	49
Superintendent Fees [Member] | Central Shipping Monaco SAM [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Related Party Transaction [Line Items]
Fees charged		114	18
Superintendent Fees [Member] | Central Shipping Monaco SAM [Member] | Vessel Operating Expenses [Member]
Related Party Transaction [Line Items]
Fees charged		66	31
Accounting and Reporting Cost [Member] | Central Shipping Monaco SAM [Member] | Prepayments and Other [Member]
Related Party Transaction [Line Items]
Fees charged			10
Accounting and Reporting Cost [Member] | Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member]
Related Party Transaction [Line Items]
Fees charged		189	104
Financing Fees [Member] | Central Shipping Monaco SAM [Member] | Deferred Charges [Member]
Related Party Transaction [Line Items]
Fees charged		44	40
Commission for Sale and Purchase of Vessels [Member] | Central Shipping Monaco SAM [Member] | Vessels, Net [Member]
Related Party Transaction [Line Items]
Fees charged		570	383
Incentive Fee for the Provision of Services [Member] | Central Shipping Monaco SAM [Member] | Management Fees - Related Parties [Member]
Related Party Transaction [Line Items]
Fees charged		600	400
Incentive Fee for the Provision of Services [Member] | Central Shipping Monaco SAM [Member] | Management Fees Related Party [Member]
Related Party Transaction [Line Items]
Fees charged		$ 600	$ 400

[1]	As per the Company's new equity incentive plan (see Note 14), the Company incurred an amortization expense of $131 relating to the vesting of 22,875 shares to Central Mare's nominee Tankers Family on June 30, 2015.